Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,507	$ 2,639
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	133	1,519
Fair value of plan assets	35	1,419
Funded Status	$ (98)	$ (100)